Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [abstract]
SHARE CAPITAL
NOTE 22:	SHARE CAPITAL

Common shares

The Company’s authorized share capital consists of an unlimited number of common shares without par value and are fully paid. As of December 31, 2024, the Company had 479,332,885 issued and outstanding common shares (December 31, 2023: 334,153,330).

i.	At-The-Market Equity Offering Program (“ATM Program”)

Bitfarms commenced an ATM Program on March 11, 2024 (the “2024 ATM Program”), pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company, resulting in the Company receiving aggregate gross proceeds of up to $375,000.

During the year ended December 31, 2024, the Company issued 135,474,160 common shares in the 2024 ATM Program in exchange for gross proceeds of $299,905 at an average share price of approximately $2.21. The Company received net proceeds of $290,473 after paying commissions of $8,997 to the sales agent for the 2024 ATM Program and $435 in other transaction costs. The Company capitalized $939 of professional fees and registration expenses to initiate the 2024 ATM Program.

i.	At-The-Market Equity Offering Program (“ATM Program”) (Continued)

During the year ended December 31, 2023, the Company issued 52,120,899 common shares in its at-the-market equity offering program that commenced on August 16, 2021 (“the 2021 ATM Program”) in exchange for gross proceeds of $70,770 at an average share price of approximately $1.36. The Company received net proceeds of $68,504 after paying commissions of $2,187 to the sales agent for the 2021 ATM Program and $79 in other transaction costs.

ii.	Stock Options

During the year ended December 31, 2024, option holders exercised stock options to acquire 2,644,873 common shares (year ended December 31, 2023: 3,047,346) resulting in proceeds of approximately $2,897 (year ended December 31, 2023: $1,999) being paid to the Company.

iii.	Warrants

In February 2024, 5,000,000 warrants and 111,111 broker warrants related to the 2023 private placement were exercised resulting in the issuance of 5,111,111 common shares for proceeds of approximately $5,986.

In December 2023, 6,962,693 warrants and 2,306,667 broker warrants related to the 2023 private placement were exercised resulting in the issuance of 9,269,360 common shares for proceeds of approximately $10,984.

iv.	Shareholder rights plan

On June 10, 2024, the Board approved a shareholder rights plan (the “June 2024 Rights Plan”). On July 24, 2024, the Capital Markets Tribunal of the Ontario Securities Commission issued an order to cease trading any securities issued, or that may be issued, in connection with or pursuant to the June 2024 Rights plan. Also on July 24, 2024, the Board approved the adoption of a new shareholder rights plan (the “July 2024 Rights Plan”), pursuant to which one right (a “Right”) will be issued and attached to each common share outstanding as at August 6, 2024 (the “Record Time”). A Right will also be attached to each common share issued after the Record Time. Subject to the terms of the July 2024 Rights Plan, the Rights become exercisable if a person (the “Acquiring Person”), along with certain related persons (including persons “acting jointly or in concert” as defined in the July 2024 Rights Plan), acquires or announces its intention to acquire 20% or more of the common shares without complying with the “Permitted Bid” provisions of the July 2024 Rights Plan. Following a transaction that results in a person becoming an Acquiring Person, the Rights entitle the holder thereof to purchase common shares at a significant discount to the market price. The July 2024 Rights Plan was subject to the acceptance of the Toronto Stock Exchange (the “TSX”) and shareholder ratification within six months of its adoption. The TSX notified the Company that the TSX would defer its consideration of the acceptance of the July 2024 Rights Plan until (a) such time as it was satisfied that the appropriate securities commission will not intervene pursuant to National Policy 62-202 and (b) the July 2024 Rights Plan was ratified by the shareholders of the Company by no later than January 24, 2025. A deferral of acceptance of the July 2024 Rights Plan by the TSX did not affect the adoption or operation of the July 2024 Rights Plan. The Board recommended that shareholders of the Company ratify the July 2024 Rights Plan, which was approved at the Company’s special meeting of shareholders on November 20, 2024.

v.	Sharon Lease Agreement

On August 27, 2024, the Company entered into an agreement to lease an industrialized site in Sharon, Pennsylvania, United States, and issued 1,532,745 common shares with a total value of $3,000 as a non-refundable deposit. Refer to Note 19 for more details.

vi.	2023 private placement

In November 2023, the Company completed a private placement for total gross proceeds of $43,799 (CAD $60,001) in exchange for 44,444,446 common shares and 22,222,223 warrants to purchase common shares.